Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	true
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Quhuo Limited
Entity Central Index Key	0001781193
Entity File Number	001-39354
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	3F, Building A, Xin’anmen, No. 1 South Bank
Entity Address, Address Line Two	Huihe South Street
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100020
American depositary shares, each representing 900 Class A ordinary shares, par value US$0.0001 per share
Entity Listings [Line Items]
Title of 12(b) Security	American depositary shares, each representing 900 Class A ordinary shares, par value US$0.0001 per share
Trading Symbol	QH
Security Exchange Name	NASDAQ
Class A ordinary shares, par value US$0.0001 per share
Entity Listings [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share
Class A Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	890,653,509
Class B Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	6,296,630
Class C Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	100,000,000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Zhen Ba
Contact Personnel Email Address	barry@meishisong.cn
Entity Address, Address Line One	3F, Building A, Xin’anmen, No.1 South Bank
Entity Address, Address Line Two	Huihe South Street
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100020
Entity Phone Fax Numbers [Line Items]
City Area Code	(+86-10)
Local Phone Number	8576 5328